Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	28,900,000
Proposed Maximum Offering Price per Unit	9.27
Maximum Aggregate Offering Price	$ 267,903,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,997.40
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock, par value $0.01 ("Common Stock"), that may become issuable pursuant to the adjustment provisions of the Patterson-UTI Energy, Inc. 2021 Long-Term Incentive Plan, as amended, including stock splits, stock dividends or similar transactions, and any other securities with respect to which the outstanding shares are converted or exchanged. (2) Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) based upon the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Select Market on July 28, 2026.